Additional financial information - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term debt
Changes in liabilities arising from financing activities
Beginning	$ 520.5	$ 308.0	$ 270.3
Issued or received	1,854.0	72.0	75.0
Redemptions, repayments or payments	(819.0)	(96.0)	(38.6)
Foreign exchange movement (Note 4(i))	12.0
Other	198.2	82.2	1.3
Ending	1,765.7	520.5	308.0
Short-term borrowings
Changes in liabilities arising from financing activities
Issued or received	22.0	0.6	10.0
Redemptions, repayments or payments	(22.0)	(0.6)	(14.6)
Other			4.6
TELUS International (Cda) Inc. credit facility | Long-term debt
Changes in liabilities arising from financing activities
Beginning	335.5	312.5	275.6
Issued or received	1,854.0	72.0	75.0
Redemptions, repayments or payments	(621.5)	(49.0)	(38.1)
Ending	1,568.0	335.5	312.5
Other | Long-term debt
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	(138.9)
Other	138.9
Lease liabilities | Long-term debt
Changes in liabilities arising from financing activities
Beginning	188.7	0.4
Redemptions, repayments or payments	(58.6)	(47.0)
Foreign exchange movement (Note 4(i))	12.0
Other	66.5	81.0
Ending	208.6	188.7	0.4
Deferred debt transaction costs | Long-term debt
Changes in liabilities arising from financing activities
Beginning	(3.7)	(4.9)	(6.1)
Redemptions, repayments or payments			(0.5)
Other	(7.2)	1.2	1.7
Ending	$ (10.9)	(3.7)	(4.9)
Voxpro Limited longterm debt | Long-term debt
Changes in liabilities arising from financing activities
Beginning		0.4	0.8
Other			(0.4)
Ending			0.4
Xavient promissory note | Short-term borrowings
Changes in liabilities arising from financing activities
Issued or received			10.0
Redemptions, repayments or payments			(10.0)
Additions from acquisitions | Short-term borrowings
Changes in liabilities arising from financing activities
Redemptions, repayments or payments			(4.6)
Other			4.6
Intercompany advances received from TELUS Corporation | Intercompany advances
Changes in liabilities arising from financing activities
Beginning			26.2
Other			(26.2)
IFRS 16 effects | Long-term debt
Changes in liabilities arising from financing activities
Beginning		154.3
Ending			154.3
IFRS 16 effects | Lease liabilities | Long-term debt
Changes in liabilities arising from financing activities
Beginning		154.3
Ending			154.3
As adjusted | Long-term debt
Changes in liabilities arising from financing activities
Beginning		462.3
Ending			462.3
As adjusted | TELUS International (Cda) Inc. credit facility | Long-term debt
Changes in liabilities arising from financing activities
Beginning		312.5
Ending			312.5
As adjusted | Lease liabilities | Long-term debt
Changes in liabilities arising from financing activities
Beginning		154.7
Ending			154.7
As adjusted | Deferred debt transaction costs | Long-term debt
Changes in liabilities arising from financing activities
Beginning		$ (4.9)
Ending			$ (4.9)